SCHEDULE OF SUBSIDIARIES INCORPORATED (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 SGD ($) shares	Jun. 30, 2026 MYR (RM) shares	Dec. 31, 2025 USD ($) shares
Ordinary shares, issued	16,170,624	16,170,624	16,170,624	16,527,249
Ordinary shares, outstanding	16,170,624	16,170,624	16,170,624	16,527,249
Ordinary shares value | $	$ 8,000			$ 8,000
INEO Group Limited [Member]
Place of incorporation	British Virgin Islands company
Date of incorporation	Nov. 17, 2021
Ordinary shares, issued	1,000	1,000	1,000
Ordinary shares, outstanding	1,000	1,000	1,000
Ordinary shares value | $	$ 1,000
Description of principal activities	Investment holding
Effective ownership percentage	100.00%	100.00%	100.00%
INNEOVA Industrial Pte Ltd [Member]
Place of incorporation	Singaporean company
Date of incorporation	Sep. 01, 1999
Ordinary shares, issued	650,000	650,000	650,000
Ordinary shares, outstanding	650,000	650,000	650,000
Ordinary shares value | $		$ 650,000
Description of principal activities	Manufacturing and repair of separation or mixing equipment and general wholesale trade
Effective ownership percentage	100.00%	100.00%	100.00%
INNEOVA Automotive Pte Ltd [Member]
Place of incorporation	Singaporean company
Date of incorporation	Jan. 03, 1995
Ordinary shares, issued	1,000.00	1,000.00	1,000.00
Ordinary shares, outstanding	1,000.00	1,000.00	1,000.00
Ordinary shares value | $		$ 1,000,000
Description of principal activities	Supply a wide range of automotive spare parts and lubricants genuine and aftermarket spare parts for use in passenger and commercial on-highway vehicles
Effective ownership percentage	100.00%	100.00%	100.00%
Autozone Automotive Pte Ltd [Member]
Place of incorporation	Singaporean company
Date of incorporation	Dec. 07, 2009
Ordinary shares, issued	1,000,000	1,000,000	1,000,000
Ordinary shares, outstanding	1,000,000	1,000,000	1,000,000
Ordinary shares value | $		$ 1,000,000
Description of principal activities	Manufacturing and processing of automotive components or parts assembling re-engineering
Effective ownership percentage	100.00%	100.00%	100.00%
Inneova Malaysia Sdn Bhd [Member]
Place of incorporation	Malaysian company
Date of incorporation	Dec. 17, 2009
Ordinary shares, issued	650,000	650,000	650,000
Ordinary shares, outstanding	650,000	650,000	650,000
Ordinary shares value | RM			RM 650,000
Description of principal activities	Franchising of automotive parts retail
Effective ownership percentage	100.00%	100.00%	100.00%
INNEOVA Engineering Division [Member]
Place of incorporation	Singapore company
Date of incorporation	Apr. 13, 1996
Ordinary shares, issued	400,000	400,000	400,000
Ordinary shares, outstanding	400,000	400,000	400,000
Ordinary shares value | $		$ 400,000
Description of principal activities	Repair of machinery and equipment including gear box for use of motor vehicles, cranes and other heavy industrial equipment
Effective ownership percentage	100.00%	100.00%	100.00%